Consolidated Statements Of Equity - USD ($) $ in Thousands	Common Stock [Member]	Additional Paid-in Capital [Member]	Accumulated Deficit [Member]	Accumulated Other Comprehensive Income (Loss) [Member]	Total
Balance at Dec. 31, 2011		$ 1,120,676	$ (16,693)	$ (194)	$ 1,103,789
Balance, shares at Dec. 31, 2011	100
Equity compensation expense		6,842			6,842
Issuance of shares in connection with equity compensation plans, net of taxes		317			317
Repurchase of Parent common stock		(436)			(436)
Reclassification of liability awards to equity awards		3,675			3,675
Other		(106)			(106)
Net income (loss)			(78,335)		(78,335)
Foreign currency translation adjustment				67	67
Change in fair value of interest rate swap, net of taxes				(3,662)	(3,662)
Balance at Dec. 31, 2012		1,130,968	(95,028)	(3,789)	1,032,151
Balance, shares at Dec. 31, 2012	100
Equity compensation expense		7,021			7,021
Repurchase of Parent common stock		(613)			(613)
Capital contribution from Parent		1,999			1,999
Net income (loss)			(74,458)		(74,458)
Foreign currency translation adjustment				(137)	(137)
Change in fair value of interest rate swap, net of taxes				2,583	2,583
Balance at Dec. 31, 2013		1,139,375	(169,486)	(1,343)	968,546
Balance, shares at Dec. 31, 2013	100
Equity compensation expense		7,334			7,334
Issuance of shares in connection with equity compensation plans, net of taxes		1,223			1,223
Repurchase of Parent common stock		(1,221)			(1,221)
Capital contribution from Parent		1,999			1,999
Other		650			650
Net income (loss)			(75,854)		(75,854)
Foreign currency translation adjustment				(219)	(219)
Change in fair value of interest rate swap, net of taxes				(393)	(393)
Balance at Dec. 31, 2014		$ 1,149,360	$ (245,340)	$ (1,955)	$ 902,065
Balance, shares at Dec. 31, 2014	100